NET INVESTMENT IN DIRECT FINANCING LEASES - Schedule of Future Minimum Lease Receipts (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
NET INVESTMENT IN DIRECT FINANCING LEASES
Within 1 year	$ 98,532,910	$ 43,623,953
2 years	14,124,241	21,496,082
3 years	7,022,776	17,314,603
4 years	1,363,227	2,079,255
5 years	0	0
Total minimum finance lease receivables	$ 121,043,154	$ 84,513,893